Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common stock, shares authorized (in shares)	60,000,000	60,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued (in shares)	33,694,396	33,322,535
Common stock, shares outstanding (in shares)	33,694,396	33,322,535
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, par value (in dollars per shares)	$ 0.01	$ 0.01
Preferred stock, shares outstanding (in shares)	0	0
Antidilutive stock options excluded from earning per share (in shares)	428,000	0	113,000